Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Business combinations	Business combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:
•fair values of the assets transferred;
•liabilities incurred to the former owners of the acquired business;
•equity interests issued by the Group;
•fair value of any asset or liability resulting from a contingent consideration arrangement; and
•fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. Acquisition-related costs are expensed as incurred.
The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the statement of income as a bargain purchase.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.
Contingent consideration, when applicable, is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in the statement of income.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquirer is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in the statement of income.

Financial instruments	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
1)    Financial assets
Initial recognition and measurement
On initial recognition, financial assets are classified as instruments measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit and loss (“FVPL”).
The classification of financial assets at initial recognition is based on either (i) the Group’s business model for managing the financial assets and (ii) the instruments’ contractual cash flows characteristics.
For a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are 'Solely Payments of Principal and Interest' (the "SPPI" criterion) on the principal amount outstanding. This assessment is referred to as the SPPI Test and is performed at an instrument level.
The Group's business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model considers whether the group’s objective is to receive cash flows from holding the financial assets, from selling the assets or a combination of both.
Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date (i.e., the date that the Group commits to purchase or sell the asset).
Classification and subsequent measurement
(i)    Financial assets at FVPL
Financial assets at FVPL include Securities, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. This category includes Securities and Derivative financial instruments, including equity instruments which the Group had not irrevocably elected to classify at FVOCI.
Financial assets are classified as fair value through profit and loss if they either fail the contractual cash flow test or in the Group’s business model are acquired for the purpose of selling or repurchasing in the near term. Financial assets may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Derivative financial instruments, including separated embedded derivatives, are also classified as fair value through profit and loss unless they are designated as effective hedging instruments. The fair value determination for over-the-counter ("OTC") derivatives include components which reflect the counterparty's credit risk (CVA - Credit Valuation Adjustment) and the funding cost above the risk-free rate (FVA - Funding Valuation Adjustment). Financial assets with cash flows that do not meet the SPPI criteria are classified and measured at FVPL, irrespective of the business model.
Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of income. The net gain or loss recognized in the statement of income includes any dividend or interest earned on the financial asset.
A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: (i) the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; (ii) and the hybrid contract is not measured at FVPL. Embedded derivatives are measured at fair value with changes in fair value recognized in the statement of income. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the FVPL category.
A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.
(ii)    Financial assets at FVOCI
The Group measures financial assets at FVOCI if both of the following conditions are met:
•The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and to sell.
•The contractual terms of the financial asset give rise on specified dates to cash flows that meet the SPPI criteria.
For financial assets at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of income. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit and loss.
The Group's financial assets at FVOCI includes certain debt instruments.
Upon initial recognition, the Group can elect to classify irrevocably equity investments at FVOCI when they meet the definition of equity under IAS 32 - "Financial Instruments: Presentation" and are not financial assets at FVPL.
The classification is determined on an instrument-by-instrument basis.
Dividends are recognized as income in the profit and loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
The Group has no equity instruments that have been irrevocably classified under this category.
(iii)    Financial assets at amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met:
•The financial asset is held within a business model with the objective to hold the financial asset in order to collect contractual cash flows.
•The contractual terms of the financial asset give rise on specified dates to cash flows that meet the SPPI criteria.
Financial assets at amortized cost are subsequently measured using the Effective Interest Rate ("EIR") method and are subject to impairment. Gains and losses are recognized in the statement of income when the asset is derecognized, modified or impaired.
The Group's financial assets at amortized cost mainly includes ‘Securities’, 'Securities purchased under resale agreements', 'Securities trading and intermediation', ‘Loan operations’, 'Accounts receivable' and 'Other financial assets’.
The Group reclassifies financial assets only when its business approach for managing those assets changes.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:
•The contractual rights to receive cash flows from the asset have expired.
•The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a "pass-through" arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset; or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
Expected credit loss on financial assets
The Group recognizes expected credit losses ("ECLs") for all financial assets that are not measured at FVPL. ECLs are determined using internal statistical models that are monitored and reviewed by the credit risk area.
For credit portfolios, the internal statistical models are developed by the credit risk area using product-specific historical data. ECLs are measured based on the inputs of Probability of Default (PD), Loss Given Default (LGD) and Exposure at Default (EAD). The internal models also incorporate forward-looking (FW) factors into the estimation of PD and LGD parameters
For theses portfolios, the Group classifies financial assets into three stages for ECL measurement, and assets migrate between stages in line with the changes in credit risk:
Stage 1: the financial assets are initially recognized in this stage. A financial asset in Stage 1 is not considered to have experienced a significant increase in credit risk since initial recognition. In this stage, the loss allowance represents the 12-month expected credit loss.
Stage 2: this stage includes financial assets that have experienced a significant increase in credit risk since initial recognition, but for which no credit impairment has been identified, as well as assets with payments more than 30 days past due. in Stage 2, the loss allowance represents lifetime expected credit losses.
Stage 3: Financial assets in default or subject to significant credit risk uncertainty are classified in this stage. In Stage 3, the Probability of Default is 100%.
When a financial asset that was previously classified in Stages 2 or 3 shows an improvement in credit risk, it may be transferred back to Stage 1, provided that it meets the minimum cure period defined by the credit risk area based on internal product data.
Financial assets are written off when there is no reasonable expectation of recovery, such as when a debtor fails to enter into or comply with a repayment plan with the Group. As a rule, the Group writes off loans and receivables when contractual payments are more than 360 days past due. Even after write-off, the Group continues to pursue collection efforts to recover amounts due. Any subsequent recoveries are made, these are recognized in profit or loss.
For accounts receivables, and other financial contract assets, the Group applies a simplified approach to calculating ECLs. Therefore, the Group does not track changes in credit risk but instead recognizes a loss allowance based on lifetime ECLs. The Group has established a provision that is based on its historical credit loss.
Through its risk management area, the Group applies policies, methodologies and procedures to mitigate its exposure to credit risk arising from counterparties’ insolvency. These policies, methodologies and procedures are applied at origination and are reassessed on a monthly basis using variables that help identify credit risk. The procedures used to identify, measure, monitor and mitigate credit risk exposure are applied either on an individual basis or on a portfolio basis, grouping exposures with similar risk characteristics. Credit risk management for structured credit operations is carried out through detailed analysis supported by decision-making tools based on internal risk assessment models.
For standardized customers (i.e., exposures that do not qualify as structured operations), risk management is primarily based on automated decision-making and internal risk models, supplemented, where the models are not sufficiently comprehensive or precise, by specialized credit risk analysts. Exposures to standardized customers are generally considered non-recoverable when there is a history of losses and delinquencies of more than 90 days.
2)    Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at FVPL, amortized cost or as Derivative financial instruments designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.
The Group's financial liabilities include 'Securities’, 'Derivative financial instruments', 'Securities purchased under resale agreements', 'Securities trading and intermediation', long-term debts such as 'Borrowings’ and ‘Financing Instruments payable – Debt securities', 'Accounts payables' and 'Other financial liabilities’.
Classification and subsequent measurement
(i)    Financial liabilities at FVPL
Financial liabilities at FVPL include securities loaned and derivatives financial instruments designated upon initial recognition as at FVPL.
Financial liabilities are classified as securities loaned if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as fair value through profit and loss unless they are designated as effective hedging instruments.
Gains or losses on liabilities at fair value through profit and loss are recognized in the statement of income.
Financial liabilities designated upon initial recognition at FVPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Securities loaned, and derivative financial instruments are classified as fair value through profit and loss and recognized at fair value.
(ii)    Financial liabilities designated at FVPL
The Group applied the fair value option as an alternative measurement for selected financial liabilities. Financial liabilities can be irrevocably designated as measured at FVPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases, or a group of financial instruments is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy. The amount of change in the fair value of the financial liabilities designated at FVPL that is attributable to changes in the credit risk of that liabilities shall be presented in other comprehensive income. See more information in Note 7(e).
(iii)    Amortized cost
After initial recognition, these financial liabilities are subsequently measured at amortized cost using the Effective Interest Method (“EIR”) method. Gains and losses are recognized in profit and loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR.
This category generally applies to ‘Securities sold under repurchase agreements’, ‘Securities trading and intermediation’, 'Borrowings', 'Financing Instruments Payable', 'Accounts payables', ‘Lease liabilities’ and 'Other financial liabilities'.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged, canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income.
3)    Fair value of financial instruments
The fair value of financial instruments actively traded in organized financial markets is determined based on purchase prices quoted in the market at the close of business at the reporting date, without deducting transaction costs.
The fair value of financial instruments for which there is no active market is determined by using measurement techniques. These techniques may include the use of recent market transactions (on an arm's length basis); reference to the current fair value of another similar instrument; analysis of discounted cash flows or other measurement models (see note 34).
4)    Derivative financial instruments and hedging activities - IFRS 9
Derivative financial instruments are financial contracts, the value of which is derived from the value of the underlying assets, interest rates, indexes or currency exchange rates.
Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The group designates certain derivatives as either:
•Hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedges): Fair value hedges protect the exposure to changes in the fair value of recognized assets or liabilities or firm commitments attributable to a specific risk, such as benchmark interest rate or foreign exchange risk. The designated derivatives are structured so that changes in their fair value are expected to consistently offset movements in the fair value of the hedged item arising from the hedged risk.
•Hedges of a net investment in a foreign operation (net investment hedges): Net investment hedges mitigate the foreign currency risk associated with the Group’s net investments in foreign operations. Effective hedge gains and losses arising from changes in spot exchange rates are recorded in Other Comprehensive Income within the foreign currency translation reserve and reclassified to profit or loss upon disposal or substantial liquidation of the respective foreign operation.
•Hedges of expected cash flows to be paid on recognized liabilities (cash flow hedges): Cash flow hedges protect against the exposure to variability in expected future cash flows, including interest cash flows to be paid on recognized liabilities or other highly probable forecast transactions. The determination of high probability reflects historical patterns, contractual terms and internal forecasts. The effective portion of changes in the fair value of the hedging instrument is recognized in Other Comprehensive Income and reclassified to profit or loss when the hedged cash flows affect earnings.
At inception of the hedge relationship, the group documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The group documents its risk management objective and strategy for undertaking its hedge transactions.
If the hedge no longer meets the criteria for hedge accounting, the hedging relationship is discontinued. A hedging relationship may also be discontinued when the hedging instrument expires, is sold, terminated or exercised, or when the forecasted transaction is no longer expected to occur in the case of cash flow hedges. Upon discontinuation of hedge accounting:
•For fair value hedges, any adjustment previously recorded to the carrying amount of the hedged item under the effective interest method continues to be amortized to profit or loss over the remaining life of the hedged item using a recalculated effective interest rate.
•For cash flow hedges, amounts accumulated in Other Comprehensive Income (“OCI”) related to the effective portion of the hedge are reclassified to profit or loss when the hedged forecasted cash flows affect earnings. If the forecasted transaction is no longer expected to occur, the amount accumulated in OCI is immediately reclassified to profit or loss.
a)    Hedge ineffectiveness
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument.
To evaluate the effectiveness and to measure the ineffectiveness of such strategies, the Group uses the Dollar Offset Method. The Dollar Offset Method is a quantitative method that consists of comparing the change in fair value or cash flows of the hedging instrument with the change in fair value or cash flows of the hedged item attributable to the hedged risk.
Hedge ineffectiveness primarily arises from (i) mismatches in maturity or contractual terms between the hedging instrument and the hedged item, (ii) the impact of counterparty credit risk, and (iii) risk components that are not designated within the hedging relationship.
The Group generally designates hedge relationships using a 1:1 hedge ratio between the notional amount of the hedging instrument and the exposure of the hedged item, reflecting the way underlying risks are managed. Hedge ratios are reassessed periodically, and relationships are rebalanced when necessary to maintain effectiveness, particularly in strategies where the composition of hedged items or hedging instruments evolves over time.
The amounts of ineffectiveness recognized in profit or loss arise from the differences observed between the performance of the hedging instrument and the hedged item.

Cash and cash equivalents	Cash and cash equivalents
Cash is not subject to a significant risk of change in value and are held for the purpose of meeting short-term cash commitments and not for investments or other purposes. Transactions are considered short-term when they have maturities in three months or less from the date of acquisition. For purposes of consolidated statement of cash flows, cash equivalents refer to collateral held securities purchased under resale agreements, bank deposit certificates measured at fair value through profit and loss and other deposits that are readily convertible into a known cash amount and for which are no subject to a significant risk of change in value.

Securities purchased under agreements to resell and obligations related to securities sold under repurchase agreements	Securities purchased under resale agreements and obligations related to securities sold under repurchase agreements
The Group has purchased securities with resale agreement (resale agreements) and sold securities with repurchase agreement (repurchase agreement) of financial assets. Resale and repurchase agreements are accounted for under Securities purchased under resale agreements and Securities sold under repurchase agreements, respectively. The difference between the sale and repurchase prices is treated as interest and recognized over the life of the agreements using the effective interest rate method. The financial assets accepted as collateral in our resale agreements can be used by us, if provided for in the agreements, as collateral for our repurchase agreements or can be sold.

Securities trading and intermediation (receivable and payable)	Securities trading and intermediation (receivable and payable)
Refers to transactions at B3 S.A. – Brasil, Bolsa, Balcão (“B3”) on behalf of and on account of third parties. Brokerages on these transactions are classified as revenues and service provision expenses are recognized at the time of the transactions. These balances are offset, and the net amount shown in the balance sheet when, and only when, there is a legal and enforceable right to offset and the intention to liquidate them on a net basis, or to realize the assets and settle the liabilities simultaneously.
Amounts due from and to customers represent receivables for securities sold and payables for securities purchased that have been contracted for but not yet settled or delivered on the balance sheet date respectively. The due from customers balance is held for collection. These amounts are subdivided into the following items:
•    Cash and settlement records - Represented by the registration of transactions carried out on the stock exchanges on its own behalf and for customers, which includes any asset liquidity event; and
•    Debtors/Creditors pending settlement account - debtor or creditor balances of customers, in connection with transactions with fixed income securities, shares, commodities and financial assets, pending settlement as of the statement of reporting date. Sales transactions are offset, and, in the event, the final amount is a credit, it will be recorded in liabilities, on the other hand if this amount is debt, it will be recorded in assets, provided that the offset balances refer to the same counterparty.
•    Customer’s cash on investment account - represents customer’s cash balances that are held in XP CCTVM.
These amounts are recognized initially at fair value and subsequently measured at amortized cost. At each reporting date, the Group shall measure the loss allowance on amounts due from customers at an amount equal to the lifetime expected credit losses if the credit risk has increased significantly since initial recognition. If, at the reporting date, the credit risk has not increased significantly since initial recognition, the Group shall measure the loss allowance at an amount equal to 12-month expected credit losses. Significant financial difficulties of the customer, probability that the customer will enter bankruptcy or financial reorganization, and default in payments are all considered indicators that a loss allowance may be required. If the credit risk increases to the point that it is considered to be credit impaired, interest income will be calculated based on the gross carrying amount adjusted for the loss allowance. A significant increase in credit risk is defined by management as any contractual payment which is more than 30 days past due.
Any contractual payment which is more than 90 days past due is considered credit impaired. The estimated credit losses for brokerage clients and related activity were immaterial for all periods presented.

Loan operations	Loan operations
Loan operations consist in arrangements under which clients can borrow stipulated amounts under defined terms and conditions. They are initially measured at its fair value plus transaction costs that are directly attributable to the acquisition and subsequently measured at amortized cost using the effective interest method, less expected credit loss. See note 9 for further information about the Group’s accounting for loan operations and note 3(ii) for a description of the Group’s expected losses on financial assets.
Interest income from these financial assets is included in net income from financial instruments at amortized cost using the effective interest rate method. Any gain or loss arising on derecognition of the loan operations is recognized directly in the statement of income and presented in Note 13. Expected credit losses are presented as a separate line item in the statement of income.

Prepaid expenses	Prepaid expenses
Prepaid expenses are recognized as an asset in the balance sheet. These expenditures include mainly incentives to IFAs, prepaid software licenses, certain professional services and insurance premiums. Prepaid expenses are amortized in profit and loss in the period in which the benefits of such items are realized.

Leases	Leases
Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.
The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.
Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expenses in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.
Significant judgement in determining the lease term of contracts with renewal options
The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

Property and equipment	Property and equipment
All property and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit and loss during the period in which they are incurred.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property and equipment

Annual Rate (%)

Data Processing Systems	20%
Furniture and equipment	10%
Security systems	10%
Facilities	10%
Assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate. An asset’s carrying amount is written down immediately to its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use, if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in the statement of income.

Intangible assets	Intangible assets
i)    Goodwill
Goodwill arises on the acquisition of subsidiaries and represents the excess of (i) the consideration transferred; the amount of any non-controlling interest in the acquiree; and the acquisition-date fair value of any previous equity interest in the acquiree over (ii) the fair value of the identifiable net assets acquired. If the total of the consideration transferred, non-controlling interest recognized and previously held interest measured at fair value is less than the fair value of the net assets of the subsidiary acquired, which is the case of a bargain purchase, the difference is recognized directly in the statement of income.
Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment.
ii)    Software and development costs
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform is capitalized. Capitalized costs, which occur post determination by management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets when development is complete, and the asset is ready for use, and are amortized on a straight-line basis, during the period which is expected economic benefits generation to the Group. Research and pre-feasibility development costs, as well as maintenance and training costs, are expensed as incurred. In certain circumstances, management may determine that previously developed software and its related expense no longer meets management’s definition of feasible, which could then result in the impairment of such assets.
iii)    Other intangible assets
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date. After initial recognition, intangible assets are stated at cost, less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets other than software are not capitalized and the related expenditure is reflected in the statement of income in the period in which the expenditure is incurred.
The useful life of intangible assets is assessed as finite or indefinite. As of December 31, 2025 and 2024, the Group does not hold indefinite life intangible assets, except for goodwill.
Intangible assets with finite useful lives are amortized over their estimated useful lives and tested for impairment whenever there is an indication that their carrying amount may not be recoverable. The period and method of amortization for intangible assets with finite lives are reviewed at least at the end of each fiscal year or when there are indicators of impairment. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates.
The amortization of intangible assets with definite lives is recognized in the statement of income in the expense category consistent with the use of intangible assets. The useful lives of the intangible assets are shown below:

Estimate useful life (years)

Software	3 - 5
Internally developed intangible	3 - 7
Customer list	2 - 8
Trademarks	10 - 20
Gains and losses recognized in profit and loss resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount.

Impairment of non-financial assets	Impairment of non-financial assets
Assets that have an indefinite useful life, for example goodwill, are not subject to amortization and are tested annually for impairment. Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs to sell and its value in use.
For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash-generating units (CGU's)). For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs (or groups of CGUs) that is expected to benefit from the synergies of the combination, which are identified at the operating segment level.
Non-financial assets other than goodwill that were adjusted due to impairment are subsequently reviewed for possible reversal of the impairment at the balance sheet date. The impairment of goodwill recognized in the statement of income is not reversible.

Taxes	Taxes
i)    Current income and social contribution taxes
Each of Group’s entities pay Federal Income Tax (IRPJ) and Social Contribution on Net Income (CSLL) under one of two different methods:
•Actual Profit Method (“APM”), where the taxpayer calculates both taxes based on its actual taxable income, after computing all income, gains and tax-deductible expenses, including net operating losses of prior years. Taxes calculated under the APM method are due quarterly or annually depending on entity’s adoption through the first collection document of each calendar year. APM annual method requires taxpayers to make monthly prepayments of IRPJ and CSLL during the calendar-year.
•Presumed Profit Method (“PPM”), where the taxpayer calculates IRPJ and CSLL applying a presumed profit margin over the operating revenues. It is important to emphasize that the profit margin is defined by the Brazilian Revenue Service (“RFB”) according to the type of services rendered and/or goods sold. Under the PPM method, both taxes are due on a quarterly basis and no prepayment is required during the quarters. This method can be adopted only by entities with gross revenue up to an annually revised threshold determined by tax authorities.
The tax rates applicable to APM or PPM are also defined according to entities’ main activity:
•Federal Income Tax (IRPJ) – tax rate of 15% calculated on taxable income and a surcharge of 10% calculated on the taxable income amount that exceeds R$20 per month (or R$240 annually).
•Social Contribution on Net Income (CSLL) – tax rate of 9% calculated on taxable income. However, banks (i.e., Banco XP) are subject to a higher CSLL rate of 20%, while all other companies treated as financial entities for tax purposes (i.e., XP CCTVM, XP Serviços Financeiros, XP DTVM and XP Vida e Previdência) are subject to a CSLL rate of 15%.
ii)    Deferred income tax and social contribution
Deferred income tax and social contribution are recognized, using the liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred taxes are not accounted for if they arise from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit and loss.
Deferred tax assets are recognized only to the extent it is probable that future taxable profit will be available against which the temporary differences and/or tax losses can be utilized. In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.
Deferred tax is provided on temporary differences arising on investments in subsidiaries, except for a deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets and liabilities are presented net in the statement of financial position when there is a legally enforceable right and the intention is to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.
iii)    Sales and other taxes
Revenues, expenses and assets are recognized net of sales tax, except:
•When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales tax is recognized as part of the cost of acquiring the asset or expense item, as applicable.
•When the amounts receivable or payable are stated with the amount of sales taxes included.
The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the balance sheet, and net of corresponding revenue or cost/expense, in the statement of income.
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:
•PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 28) against tax liabilities, as we are acting as tax agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 11) and are offset monthly against Taxes payable and presented net, as the amounts are due to the same tax authority. PIS and COFINS are contributions calculated on two different regimes according to Brazilian tax legislation: cumulative method and non-cumulative method.
The non-cumulative method is mandatory to companies that calculate income tax under the Actual Profit Method (APM). The applicable rates of PIS and COFINS are 1.65% and 7.60%, respectively.
Otherwise, the cumulative method should be adopted by entities under the Presumed Profit Method (PPM) and is also mandatory to financial and insurance companies. The rates applicable to companies under PPM are PIS 0.65% and COFINS 3.00%. Financial entities (i.e., XP CCTVM, XP Serviços Financeiros, Banco XP and XP DTVM) and insurance companies (i.e., XP Vida e Previdência) have a different percentage of COFINS with the surcharge of 1.00%, totaling 4.00%.
•The tax on services (“ISS”) is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 28) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. Currently, XP Group’s entities are based majorly in the cities of São Paulo and Rio de Janeiro then, revenues perceived by those companies are subject to rates defined by those cities’ laws.

Equity security loans	Equity security loans
Represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income which relates mainly to equity securities received with a fixed term payable, based on the fair value of the securities plus pro rata interest over the period of the equity security loan. Equity securities borrowed are recognized as unrestricted assets on the statement of financial position and may be sold to third parties. The equity security loans are recorded as a trading liability and measured at fair value with any gains or losses included in the income statement under net fair value gains/(losses) on financial instruments (Note 28b).

Debt securities and Borrowings	Debt securities and Borrowings
Debt securities classified as Debentures, Bonds, Promissory Notes and Borrowings are initially recognized at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Any differences between the proceeds (net of transaction costs) and the total amount payable are recognized in the statement of income over the period of the borrowings using the effective interest rate method.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as interest expense on debt in the statement of income.
Accounts payables	Accounts payables
Accounts payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Accounts payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method.

Private pension liabilities	Retirement plans and insurance liabilities
Retirement plans, relates to accumulation of financial resources, called PGBL (Plan Generator of Benefits), a plan that aims at accumulating funds for participant’s retirement in life, and VGBL (Redeemable Life Insurance), a financial product structured as a pension plan. In both products, the contribution received from the participant is applied to a Specially Constituted Investment Fund (“FIE”) and accrues interest based on FIE investments.
Most of the retirement plans offered by the Group do not contain significant insurance risk where the Group accepts significant insurance risk from participants by agreeing to compensate them if a specified uncertain future event adversely affects them. These products also do not contain any discretionary participation features. Therefore, the contracts are accounted for under the scope of IFRS 9 - Financial Instruments (“IFRS 9”).
From April 2024, new retirement products offered by the Group are subject to Superintendency of Private Insurance (“SUSEP”) regulation, which requires the offer of a life annuity option. The introduction of this mandatory life‑long income option exposes the Group to significant insurance risk and, accordingly, management concluded that these new contracts meet the definition of insurance contracts and are accounted for under IFRS 17 – Insurance Contracts (“IFRS 17” - VFA).
Retirement contracts issued before this regulatory change do not include a life annuity option and, therefore, do not transfer significant insurance risk to the Group. These contracts continue to be accounted for as investment contracts without discretionary participation features under IFRS 9.
Our insurance products include coverage for decreasing death benefits and terminal and serious illnesses, allowing our customers to purchase lifetime and temporary products. The Group also sells individual life insurance plans, offering our customers the possibility of purchasing the following risk coverage: death, accidental death, disability, and funeral assistance.
To measure contracts that contain a significant insurance risk, the Group uses the General Measurement Model and Variable Fee Approach (VFA) in IFRS 17, considering the characteristics of the contracts:
•Building Block Approach - BBA: the Group measures insurance contracts issued, without direct participation characteristics. The portfolio of insurance contracts issued is basically composed of profitable life insurance portfolios.
•Variable Fee Approach – VFA: applied to retirement plans contracts with insurance risk. For the contracts measured using the VFA, the OCI option is applied. Since the Group holds the underlying items for these contracts, the use of the OCI option results in the elimination of accounting mismatches, with income or expenses included in profit or loss on the underlying assets held. The amount that exactly matches income or expenses recognized in profit or loss on underlying assets is included in finance income or expenses from insurance contracts issued. The remaining amount of finance income or expenses from insurance contracts issued for the period is recognized in OCI.
The initial recognition of insurance contracts groups is made by the total of the following components:
•Contractual Service Margin (CSM), which represents the unearned profit that will be recognized as the service is provided by the Group.
•Fulfillment cash flows, represented by the present value of estimated cash inflows and outflows of resources over the coverage period of the group of insurance contracts, adjusted for non-financial risk. The adjustment for non-financial risk is a compensation required to support the uncertainties of non-financial factors that incorporate in their calculation methodology the factors related to the value and timing of future cash flows.
The insurance contracts assets and liabilities are segregated between:
•Asset or Liability for Remaining Coverage (LRC): represented by the fulfillment cash flows, adjusted for non-financial risk and the CSM. The periodic amortization of the CSM and losses (or reversals) arising from onerous contracts are recognized in the statement of income, net of Reinsurance. In Insurance Portfolios, the CSM is recognized as the insurance services are provided. The adjustment for non-financial risk is initially recognized against the contractual service margin and its changes are recognized in the statement of income.
•Asset or Liability for Incurred Claims (LIC): represented by fulfillment cash flows which are related to services already provided, such as claims, and other expenses incurred, pending financial settlement. Changes in the fulfillment cash flows of the LIC, including those resulting from an increase in the amount of claims and expenses incurred in past periods and in the current period, are recognized in the statement of income, net of Reinsurance.
To estimate the fulfillment cash flows and expected profitability of the groups of contracts (CSM), the Group uses actuarial models and assumptions, exercising judgment to define (i) grouping of contracts, (ii) coverage period, (iii) discount rate, (iv) models and confidence levels of the adjustment for non-financial risk, (v) profitability level of insurance contracts groups; and (vi) coverage units.
The main assumptions used are (i) loss ratio; (ii) discount rate; (iii) biometric tables; and (iv) adjustment for non-financial risk. See note 4 for more information.
Provisions	Provisions
Provisions for legal claims (labor, civil and tax) and other risks are recognized when: (i) the Group has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. Provisions do not include future operating losses.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the time elapsed is recognized as interest expense.

Employee benefits	Employee benefits
i)    Short-term obligations
Liabilities in connection with short-term employee benefits are measured on a non-discounted basis and are expensed as the related service is provided.
The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.
ii)    Share-based plan
The establishment of the shared-based plan was approved by the board of Director’s meeting on December 6, 2019.
The Group launched two share-based plans, the Restricted Stock Unit (“RSU”) and the Performance Share Unit (“PSU”). The shared-based plans are designed to provide long-term incentives to certain employees, directors, and other eligible service providers in exchange for their services. For both plans, management commits to grant shares of XP Inc to the defined participants.
The cost of share-based compensation is measured using the fair value at the grant date. The cost is expensed together with a corresponding increase in equity over the service period or on the grant date when the grant relates to past services.
The total amount to be expensed is determined by reference to the fair value of the tranche shares granted at the grant date, which is also based on:
•Including any market performance conditions;
•Including the impact of any non-market performance vesting conditions (i.e. remaining an employee of the entity over a specified time), and;
•Including the impact of any non-vesting conditions (i.e. the requirement for participants to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions have to be satisfied. At the end of each period, the entity revises its estimates of the number of shares that are expected to vest based on the non-market vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in the statement of income, with a corresponding adjustment to equity.
When the shares are vested, the Company transfers the correspondent number of shares to the participant. The shares received by the participants, net of any directly attributable transaction costs (including withholding taxes), are credited directly to equity.
The significant judgments, estimates and assumptions regarding share-based payments and activity relating to share-based payments are discussed further in note 32.
iii)    Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing based on a formula that takes into consideration the profit attributable to the owners of the Company after certain adjustments, and distributed based on individual and collective performance, including qualitative and quantitative indicators.
Employee profit-sharing terms are broadly established by means of annual collective bargaining with workers’ unions. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

Description of accounting policy for other non-financial assets and liabilities [Text Block]
(xix)    Other non-financial assets and liabilities
Other non-financial assets and liabilities are recorded on the date the contract that originates them is signed by the Group at their fair values on the transaction date. Other non-financial assets and liabilities are mostly electricity purchase and sale contracts agreed by the Group, through its subsidiary XP Comercializadora de Energia Ltda.

Share capital	Share capital Common shares are classified in equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Treasury shares	Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the statement of income on the purchase, sale, issue or cancellation of the Group’s own equity instruments.
The difference between the sale price and the average price of the treasury shares is recorded as a reduction or increase in capital reserves. The cancellation of treasury shares is recorded as a reduction in treasury shares against capital reserves, at the average price of treasury shares at the cancellation date.

Earnings per share	Earnings per share
Basic earnings per share is calculated by dividing the profit attributable to owners of the Company, excluding any costs of servicing equity other than ordinary and preferred shares by the weighted average number of ordinary and preferred shares outstanding during the year, adjusted for bonus elements in ordinary and preferred shares issued during the year and excluding treasury shares (Note 33).
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential common and preferred shares, and the weighted average number of additional common and preferred shares that would have been outstanding assuming the conversion of all dilutive potential common and preferred shares (Note 33).

Revenue and income	Revenue and income
1)    Revenue from contracts with customers
Revenue is recognized when the Group has transferred control of the services to the customers, in an amount that reflects the consideration the Group expects to collect in exchange for those services.
The Group applies the following five steps: i) identification of the contract with a customer; ii) identification of the performance obligations in the contract; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations in the contract; and v) recognition of revenue when or as the entity satisfies a performance obligation.    Revenue is recognized net of taxes collected from customers, which are subsequently remitted to governmental authorities.
The Group has discretion to involve and contract a third-party provider in providing services to the customer on its behalf. The Group presents the revenues and associated costs to such third-party providers on a gross basis where it is deemed to be the principal and on a net basis where it is deemed to be the agent. Generally, the Group is deemed to be the principal in these arrangements because the Group controls the promised services before they are transferred to customers, and accordingly presents the revenue gross of related costs.
The Group main types of revenues contracts are:
i)    Brokerage commission
Brokerage commission revenue consists of revenue generated through commission-based brokerage services on each transaction carried out on, for example, the stock exchanges for customers, recognized at a point in time (trade date) as the performance obligation is satisfied.
ii)    Securities placement
Securities placement revenue refers to fees and commissions earned on the placement of a wide range of securities on behalf of issuers and other capital raising activities, such as mergers and acquisitions, including related finance advisory services. The act of placing the securities is the sole performance obligation and revenue is recognized at the point in time when the underlying transaction is complete under the engagement terms, and it is probable that a significant revenue reversal will not occur.
iii)    Management fees
Management fees relate substantially to (i) services as investments advisor from funds, investment clubs and wealth management; and (ii) distributions of quotas from investments funds managed by others. Revenue is recognized over the period of time when this performance obligation is delivered, and generally based on an agreed-upon fixed percentage of the net asset value of each fund on a monthly basis. A part of management fees is performance-based (performance fees), which are recognized for the delivery of asset management services and calculated based on appreciation of the net asset value of the funds, subject to certain thresholds, such as internal rates of returns or hurdle rates in accordance with the terms of the fund’s constitution. Performance fees, which includes variable consideration, are only recognized after an assessment of the facts and circumstances and when it is highly probable that significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty is resolved.
iv)    Insurance brokerage fee
Refers to insurance brokerage, capitalization, retirement plans and health insurance through the intermediation of the sale of insurance services.
Revenues are recognized after the provision of brokerage services to insurers. Products that were sold through XP Corretora de Seguros are inspected monthly, and amounts received from commission are recognized as revenue at a point in time as the performance obligation is satisfied.
v)    Commissions fees
Commissions fees are recognized when XP provides or offers services to customers, in an amount that reflects the consideration XP expects to collect in exchange for those services. A five-step model is applied to account for revenues: i) identification of the contract with a customer; ii) identification of the performance obligations in the contract; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations in the contract; and v) revenue recognition, when performance obligations agreed upon in agreements with clients are met. Incremental costs and costs to fulfill agreements with clients are recognized as an expense as incurred.
a.    Interchange fee
Interchange fees revenue represents fees for authorizing and providing settlement on credit and debit card transactions processed through the Visa networks and is determined as a variable percentage - depending on the type of establishment in which the customer buys - of the total payment processed when the Group’s customers use XP’s cards. The fees are recognized on completion of the transaction and once the Group has completed its performance obligations under the contract.
vi)    Other services
Other services refer to revenue related to finance advisory services, advertisements on the Group’s website and sponsorship on events held by the Group.
2)    Net income from financial instruments
Net income from financial instruments includes realized gains and losses on the sales of investments, unrealized gains and losses resulting from our investments measured at fair value and interest earned on both cash balances and investments in connection with our trading activities. These gains and losses are outside the scope of IFRS 15 but in scope of IFRS 9 – Financial Instruments, and the related accounting policies are disclosed above.